REVENUE RECOGNITION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues

For the Electronics & Software segment, we analyze revenue by region and product group, which is as follows for the three and six months ended June 30, 2021 and 2020:

	Electronics & Software Sales by Region
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
North America	$7,721,000	$6,898,000	$14,921,000	$14,346,000
International	1,586,000	1,389,000	2,750,000	2,477,000
	$9,307,000	$8,287,000	$17,671,000	$16,823,000

	Electronics & Software Sales by Product Group
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Intelligent edge solutions	$3,779,000	$3,023,000	$7,492,000	$6,377,000
Traditional products	5,528,000	5,264,000	10,179,000	10,446,000
	$9,307,000	$8,287,000	$17,671,000	$16,823,000

For the Services & Support segment, we analyze revenue by customer group and type, which is as follows for the three and six months ended June 30, 2021 and 2020:

	Services & Support Revenue by Customer Group
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Financial	$399,000	$103,000	$824,000	$196,000
Healthcare	245,000	240,000	498,000	430,000
Education	85,000	626,000	149,000	719,000
Other commercial clients	960,000	371,000	2,013,000	621,000
CSI IT operations	144,000	185,000	288,000	386,000
	$1,833,000	$1,525,000	$3,772,000	$2,352,000

	Services & Support Revenue by Type
	Three Months Ended June 30		Six Months Ended June 30
	2021	2020	2021	2020
Project & product revenue	$245,000	$746,000	$630,000	$886,000
Services & support revenue	1,588,000	779,000	3,142,000	1,466,000
	$1,833,000	$1,525,000	$3,772,000	$2,352,000

For the Electronics & Software segment, we analyze revenue by region and product group, which is as follows for the years ended December 31, 2020 and 2019:

	Electronics & Software Revenue by Region
	2020	2019
North America	$29,721,000	$39,771,000
International	4,775,000	7,236,000
	$34,496,000	$47,007,000

	Electronics & Software Revenue by Product Group
	2020	2019
Intelligent edge solutions	$12,162,000	$18,442,000
Traditional products	22,334,000	28,565,000
	$34,496,000	$47,007,000

For the Services & Support segment, we analyze revenue by customer group and type, which is as follows for the years ended December 31, 2020 and 2019:

	Services & Support Revenue by Customer Group
	2020	2019
Education	$4,483,000	$1,926,000
Healthcare	887,000	705,000
Financial and other commercial clients	2,708,000	1,268,000
CSI IT operations	699,000	842,000
	$8,777,000	$4,741,000

	Services & Support Revenue by Type
	2020	2019
Project & product revenue	$5,120,000	$2,242,000
Services & support revenue	3,657,000	2,499,000
	$8,777,000	$4,741,000